Financial obligations (Details) - USD ($)	Dec. 31, 2021	Jul. 23, 2021	Jun. 27, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 29, 2019	Dec. 31, 2018	Oct. 29, 2018	Jun. 27, 2016	Jun. 30, 2014
Disclosure of Financial obligations [Line Items]
Financial liabilities	$ 1,057,975,000			$ 531,653,000	$ 571,688,000		$ 587,062,000
Classification by maturity:
Total current debt	179,417,000			25,086,000
Non-current portion (e)	878,558,000			506,567,000
Lease liabilities	5,779,000			7,839,000
Financial Liabilities	$ 1,057,975,000			531,653,000	$ 571,688,000		$ 587,062,000
Borrowings, interest rate	1.65%
Empresa de Generacin Huanza S.A
Disclosure of Financial obligations [Line Items]
Borrowings	$ 112,784,000			111,820,000
Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Borrowings	118,111,000			139,709,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	275,000,000	$ 550,000,000	$ 275,000,000	275,000,000					$ 275,000,000
Debt issuance costs	6,284,000			2,715,000
Borrowings	281,284,000			272,285,000
Senior Notes at 5.50 Percent Due 2026 [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	550,000,000	$ 550,000,000
Debt issuance costs	9,983,000
Borrowings	$ 540,017,000
Classification by maturity:
Borrowings, interest rate	5.50%	5.50%
Issue price (in percent)		99.14%
BBVA Banco Continental S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	$ 66,667,000			66,667,000
BBVA Banco Continental S.A. [Member] | Contacto Corredores de Seguros S.A. [Member]
Classification by maturity:
Lease liabilities	5,779,000			7,839,000
CorpBanca New York Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,666,000			61,666,000
Banco Internacional del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	40,000,000			40,000,000
ICBC Peru Bank [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	30,000,000			30,000,000
Banco de Sabadell, Miami Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	15,000,000			15,000,000
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount						$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Notional amount	118,722,000			140,309,000
Debt issuance costs	611,000			600,000
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,667,000			61,667,000				$ 119,000,000		$ 103,373,000
Banco de Credito del Peru [member] | Empresa de Generacin Huanza S.A
Disclosure of Financial obligations [Line Items]
Debt issuance costs	312,000			1,276,000
Classification by maturity:
Finance Lease Liabilities IAS17	$ 113,096,000			$ 113,096,000